Business Combination - Summary of Groups Proforma Financial Performance (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Business Combinations [Line Items]
Total revenues		¥ 18,985	¥ 10,981	¥ 4,361
Gross profit		7,277	3,810	1,232
Income from operations		2,039	1,593	103
Profit before income tax expense		2,003	1,597	114
Profit for the year		1,832	1,319	85
Online Music Services
Disclosure Of Business Combinations [Line Items]
Total revenues		5,536	3,149	2,144
Social Entertainment Services And Others
Disclosure Of Business Combinations [Line Items]
Total revenues		¥ 13,449	¥ 7,832	¥ 2,217
CMC Music Business
Disclosure Of Business Combinations [Line Items]
Total revenues	¥ 6,143
Gross profit	1,728
Income from operations	58
Profit before income tax expense	73
Profit for the year	41
CMC Music Business | Online Music Services
Disclosure Of Business Combinations [Line Items]
Total revenues	2,417
CMC Music Business | Social Entertainment Services And Others
Disclosure Of Business Combinations [Line Items]
Total revenues	¥ 3,726